Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2013
Assets Covered under Capital Leases

Assets covered under capital leases at March 31, 2012 and 2013 were as follows:

	Millions of yen
Class of property	2012	2013
Machinery, vessels and equipment	¥12,359	¥8,419
Less: Accumulated depreciation and amortization	(9,266)	(5,598)

Total	¥3,093	¥2,821

Future Minimum Lease Payments by Year Under Capital Leases Together with Present Value of Net Minimum Lease Payments

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments as of March 31, 2013 were as follows:

Year ending March 31,	Millions of yen
2014	¥2,060
2015	1,458
2016	950
2017	562
2018	215
Thereafter	16

Total minimum lease payments	5,261
Less: Amount representing interest	(307)

Present value of net minimum lease payments	4,954
Less: Amounts representing estimated executory costs	(762)

Net minimum lease payments	4,192
Less: Current obligation	(1,611)

Long-term capital lease obligations	¥2,581

Minimum Rent Payments Required under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year

The minimum rent payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of March 31, 2013 were as follows:

Year ending March 31,	Millions of yen
2014	¥2,994
2015	2,876
2016	2,860
2017	2,320
2018	2,051
Thereafter	7,607

Total minimum rent payments	¥20,708

Total Rent Expense for All Operating Leases Except Those with Terms of One Month or Less that were Not Renewed

Total rent expense for all operating leases except those with terms of 1 month or less that were not renewed for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Millions of yen
	2011	2012	2013
Rent expense	¥62,666	¥69,782	¥74,636